Condensed Consolidated Statements of Changes in Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Dividends Declared per Share	$ 1.95	$ 1.88	$ 1.85